Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (43,555)	$ (28,476)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	67	30
Stock-based compensation expense	2,900	1,518
Accretion of discount on short-term investments	(1,423)	(606)
Amortization of right-of-use operating lease assets	288	117
Changes in operating assets and liabilities:
Receivable from related party	4,406	(4,231)
Unbilled receivable from related party	754	69
Prepaid expenses and other current assets	123	(631)
Other assets	(1,027)	(31)
Accounts payable, accrued expenses and lease liabilities	661	2,280
Deferred revenue—related party	(55)	891
Net cash used in operating activities	(36,861)	(29,070)
Cash flows from investing activities:
Capital expenditures	(110)	(139)
Purchases of short-term investments	(57,422)	(61,680)
Proceeds from maturities of short-term investments	77,785	2,000
Net cash provided by/(used in) investing activities	20,253	(59,819)
Cash flows from financing activities:
Proceeds from exercise of stock options	5	0
Proceeds from the pre-closing financing	72,000	0
Payment of issuance costs in connection with the pre-closing financing	(4,250)	0
Cash acquired in connection with the reverse recapitalization	69,738	0
Payment of reverse recapitalization transaction costs	(3,919)	0
Proceeds from issuance of promissory notes payable to related party	377	0
Repayment of promissory notes payable to related party	(377)	0
Proceeds from issuance of Series A convertible preferred stock	0	100,000
Payment of issuance costs for Series A convertible preferred stock	0	(3,324)
Net cash provided by financing activities	133,574	96,676
Increase in cash, cash equivalents and restricted cash	116,966	7,787
Cash, cash equivalents and restricted cash, beginning of period	15,425	7,638
Cash, cash equivalents and restricted cash, end of period	132,391	15,425
Supplemental Disclosure
Cash and cash equivalents	132,325	15,365
Restricted cash	66	60
Total cash, cash equivalents and restricted cash	132,391	15,425
Cash paid for interest	0	0
Cash paid for taxes	0	0
Conversion of convertible preferred stock into common stock	118,024	0
Additions to right-of-use lease assets from new operating lease liabilities	$ 89	$ 931